Short-Term Income Account (Prospectus Summary): | Short-Term Income Account
SHORT-TERM INCOME ACCOUNT

Supplement dated June 15, 2012

to the Prospectus for Principal Variable Contracts Funds, Inc.

dated April 30, 2012

(Not all Accounts are offered in all variable annuity and variable life insurance contracts.)

This supplement updates information currently in the Prospectus. Retain this supplement with the

Prospectus.

ACCOUNT SUMMARIES

Under the Principal Investment Strategies heading, delete the third sentence in the paragraph and substitute:

The Account's investments may also include corporate securities, U.S. and foreign government securities,

mortgage-backed and asset-backed securities (including sub-prime mortgages), and real estate investment trust securities.

Add the following to the list of Principal Risks :
Sub-Prime Mortgage Risk. The risk of default is generally higher in mortgage-related investments that include sub-prime mortgages.